Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	5,600,259
Balance at Dec. 31, 2019	$ 168,008	$ 253,967,708	[1]	$ (233,682,015)	$ 20,453,701
Net income	0	0	[1]	4,041,431	4,041,431
Dividends to Series B preferred shares	$ 0	0	[1]	(693,297)	(693,297)
Issuance of shares (in shares)	200,000
Issuance of shares	$ 6,000	490,718	[1]	0	496,718
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	45,900
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,377	120,254	[1]	0	121,631
Issuance of shares in connection with related party loan converted to equity (in shares)	702,247
Issuance of shares in connection with related party loan converted to equity	$ 21,067	2,345,504	[1]	0	2,366,571
Issuance of shares for contingent consideration in connection with acquisition of vessels (in shares)	161,357
Issuance of shares for contingent consideration in connection with acquisition of vessels	$ 4,841	543,771	[1]	0	548,612
Shares forfeited (in shares)	(817)
Shares forfeited	$ (25)	25	[1]	0	0
Balance (in shares) at Dec. 31, 2020	6,708,946
Balance at Dec. 31, 2020	$ 201,268	257,467,980	[1]	(230,333,881)	27,335,367
Net income	0	0		42,963,660	42,963,660
Dividends to Series B preferred shares	$ 0	0	[1]	(255,324)	(255,324)
Issuance of shares (in shares)	82,901
Issuance of shares	$ 2,487	608,746	[1]	0	611,233
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	49,650
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,490	180,834	[1]	0	182,324
Issuance of shares in connection with related party loan converted to equity (in shares)	453,044
Issuance of shares in connection with related party loan converted to equity	$ 13,591	6,351,673		0	6,365,264
Preferred deemed dividend	$ 0	0	[1]	(345,628)	(345,628)
Balance (in shares) at Dec. 31, 2021	7,294,541
Balance at Dec. 31, 2021	$ 218,836	264,609,233	[1]	(187,971,173)	76,856,896
Net income	$ 0	0	[1]	106,244,916	106,244,916
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,000
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,800	949,585		0	951,385
Repurchase and cancellation of common shares (in shares)	(238,335)
Repurchase and cancellation of common shares	$ (7,150)	(5,019,596)		0	(5,026,746)
Dividends declared and paid ($1.50 per share)	$ 0	0		(10,871,254)	(10,871,254)
Balance (in shares) at Dec. 31, 2022	7,116,206
Balance at Dec. 31, 2022	$ 213,486	$ 260,539,222	[1]	$ (92,597,511)	$ 168,155,197

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.